Schedule of Accounts Receivable Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 2,663,022	$ 4,569,173
Less: allowance for credit loss	(1,828,439)	(346,191)	$ (62,776)
Accounts receivable, net	$ 834,583	$ 4,222,982